Redeemable non-controlling interest (Details) - Asia Offshore Drilling - USD ($) $ in Millions		6 Months Ended
	Sep. 11, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Increase (Decrease) in Temporary Equity [Roll Forward]
Ownership interest in AOD	100.00%
Fair value of non-controlling interest	$ 31
Mermaid
Increase (Decrease) in Temporary Equity [Roll Forward]
Noncontrolling interest, ownership percentage by noncontrolling owners	33.76%
Redeemable non-controlling interest
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance		$ 57
Fair value adjustment		(30)
Reclassifications of Temporary to Permanent Equity		(1)
Ending balance		26
Redeemable non-controlling interest		$ 26	$ 0	$ 0